COST OF SALES EXCLUDING DEPLETION, DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 31, 2018
Disclosure of cost of sales excluding depletion, depreciation and amortization [Abstract]
COST OF SALES EXCLUDING DEPLETION, DEPRECIATION AND AMORTIZATION
COST OF SALES EXCLUDING DEPLETION, DEPRECIATION AND AMORTIZATION

For the years ended December 31,	2018	2017
Contractors and services	$316.0	$307.7
Employee compensation and benefits expenses (Note 9)	229.5	264.0
Repairs and maintenance	136.6	138.6
Power	62.4	66.6
Materials and supplies	286.8	293.0
Change in inventories, impact of foreign currency, royalties, sales taxes and other	(21.5)	(27.5)
Cost of sales excluding depletion, depreciation and amortization	$1,010.0	$1,042.4